Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					9/18/2014
2	Payment Date					9/22/2014
3	Collection Period				7/27/2014	8/30/2014	35
4	Monthly Interest Period- Actual				8/20/2014	9/21/2014	33
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	123,791,598.92	—	53,889,346.49	69,902,252.43	0.1516318
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$217,791,598.92	$—	$53,889,346.49	$163,902,252.43

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$464,841,769.37			$410,952,422.88

13	NPV Lease Payments Receivable	613,692,648.78	65,492,007.15			53,357,446.94
14	NPV Base Residual	861,233,741.95	399,349,762.22			357,594,975.94

					Per $1000	Principal & Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		0.33206%	—	—	—	—
16	Class A-2 Notes		0.66000%	—	—	—	—
17	Class A-3 Notes		0.87000%	89,748.91	0.1946831	53,979,095.40	117.0913132
18	Class A-4 Notes		1.06000%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			172,782.24		54,062,128.73

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						10,655,619.39
20	Pull Ahead Waived Payments						195,223.89
21	Sales Proceeds - Early Terminations						20,091,245.66
22	Sales Proceeds - Scheduled Terminations						27,668,801.82
23	Security Deposits for Terminated Accounts						28,049.00
24	Excess Wear and Tear Received						168,256.83
25	Excess Mileage Charges Received						105,142.38
26	Other Recoveries Received						40,639.59

27	Subtotal: Total Collections						58,952,978.56

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,969.90

31	Total Available Funds, prior to Servicer Advances						58,954,948.46

32	Servicer Advance						—

33	Total Available Funds						58,954,948.46

34	Reserve Account Draw						—

35	Available for Distribution						58,954,948.46

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 2

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		387,368.14
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		172,782.24
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	58,389,798.08
49	Regular Principal Distribution Amount	53,889,346.49
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		53,889,346.49
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,500,451.59

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		217,791,598.92
55	Less: Aggregate Securitization Value (End of Collection Period)		(410,952,422.88)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		217,791,598.92
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(163,902,252.43)

61	Regular Principal Distribution Amount (not less than zero)		53,889,346.49

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		410,952,422.88
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		163,902,252.43

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		58,954,948.46
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		387,368.14
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		172,782.24
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		58,389,798.08
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		58,389,798.08

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 3

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance				7,374,631.95
85	Initial Reserve Account Balance				7,374,631.95

86	Beginning Reserve Account Balance				7,374,631.95
87	Plus: Net Investment Income for the Collection Period				188.52

88	Subtotal: Reserve Fund Available for Distribution				7,374,820.47
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				7,374,820.47
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				188.52

93	Equals: Ending Reserve Account Balance				7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

				Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units			1,668	27,081,334.20
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(27,791,530.80)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				23,780.89
99	Less: Excess Wear and Tear Received				(168,256.83)
100	Less: Excess Mileage Received				(105,142.38)

101	Current Period Net Residual Losses/(Gains)			1,668	(959,814.92)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			13,826	(10,397,749.32)
104	Current Period Net Residual Losses (Item 101)			1,668	(959,814.92)

105	Ending Cumulative Net Residual Losses			15,494	(11,357,564.24)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.77%

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,926,391	410,952,423
109	Aggregate Base Residual Value			1,006,540,717	371,168,582
110	Number of Current Contracts			64,099	23,409
111	Weighted Average Lease Rate			2.96%	2.87%
112	Average Remaining Term			27.5	5.7
113	Average Original Term			38.3	38.7
114	Proportion of Base Prepayment Assumption Realized				—%
115	Actual Monthly Prepayment Speed				—%
116	Turn-in Ratio on Scheduled Terminations				91.37%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		26,170	507,429,679	464,841,769
118	Depreciation/Payments			(7,802,871)	(7,814,273)
119	Gross Credit Losses		(15)	(254,332)	(255,548)
120	Early Terminations - Regular		(749)	(15,750,746)	(14,492,887)
121	Early Terminations - Lease Pull Aheads		(329)	(4,557,594)	(4,245,304)
122	Scheduled Terminations - Purchased by Customer	2,460,141	(144)	(2,472,021)	(2,342,674)
123	Scheduled Terminations - Sold at Auction	4,846,561	(352)	(5,747,122)	(5,412,501)
124	Scheduled Terminations - Purchased by Dealer	20,386,649	(1,172)	(20,471,347)	(19,326,159)

125	Pool Balance - End of Period		23,409	450,373,646	410,952,423

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		23,164	406,763,347.34	98.98%
128	31 - 90 Days Delinquent		208	3,510,607.91	0.85%
129	91+ Days Delinquent		37	678,467.62	0.17%

130	Total		23,409	410,952,422.88	100.00%

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 4

		Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units	15	255,548
133	Aggregate Liquidation Proceeds on charged-off units		(112,567)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(40,640)

137	Current Period Aggregate Net Credit Losses/(Gains)	15	102,342

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	386	2,868,684
140	Current Period Net Credit Losses (Item 137)	15	102,342

141	Ending Cumulative Net Credit Losses	401	2,971,026

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.20%

			Units
143	Aging of Scheduled Maturities Not Sold
144	0- 60 Days since Contract Maturity		916
145	61 - 120 Days since Contract Maturity		16
146	121+ Days since Contract Maturity		9

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
10/20/2014	52,626,737
11/20/2014	34,629,436
12/20/2014	39,080,824
01/20/2015	44,860,581
02/20/2015	39,934,438
03/20/2015	38,808,547
04/20/2015	46,155,879
05/20/2015	37,868,698
06/20/2015	7,570,245
07/20/2015	9,248,115
08/20/2015	8,098,482
09/20/2015	8,608,664
10/20/2015	11,831,685
11/20/2015	9,625,019
12/20/2015	3,439,918
01/20/2016	3,717,908
02/20/2016	3,228,408
03/20/2016	4,000,472
04/20/2016	4,445,565
05/20/2016	3,172,802

Total:	410,952,423

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month